Disposal of Elite (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Apr. 13, 2019	Feb. 09, 2019
Discontinued Operations and Disposal Groups [Abstract]
Cash purchase Price			$ 1,750,000
Assets relevant for sale carrying value		$ 54,200,000
Liabilities held for sale		86,200,000
Cumulative translation adjustment relevant to sale		$ 4,000,000
Net gain from disposal of discontinued operation	$ 37,800,000